Inventory, Net (Details) - Schedule of Inventories, Net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories, Net [Abstract]
Raw material	$ 69,498	$ 40,951
Finished goods	1,810,442	2,034,447
Low value consumables	163,311	83,840
Subtotal	2,043,251	2,159,238
Less: Inventory write-down	(53,858)	(79,291)
Inventories, net	$ 1,989,393	$ 2,079,947